Financial Costs and Gain/(loss) on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Financial costs
Amortization and write-off of deferred loan issuance costs	$ 1,215	$ 1,480	$ 2,439	$ 2,985
Interest expense on loans	7,716	11,466	15,599	24,900
Lease expense	4	9	9	19
Commitment fees	76	78	151	208
Other financial costs including bank commissions	104	34	333	468
Total financial costs	9,115	13,067	18,531	28,580
Total (gain)/loss on derivatives	403	(369)	(916)	13,751
Interest rate swaps held for trading
Financial costs
Unrealized (gain)/loss on derivative financial instruments held for trading	(1,962)	(1,034)	(5,569)	12,148
Realized loss on derivative financial instruments held for trading	2,365	832	4,653	1,125
Forward foreign exchange contracts held for trading
Financial costs
Unrealized (gain)/loss on derivative financial instruments held for trading	$ 0	(401)	$ 0	69
Realized loss on derivative financial instruments held for trading		$ 234		$ 409